COMMITMENT AND CONTINGENCIES (Details Narrative)		1 Months Ended
	Jul. 05, 2023	Jun. 16, 2023
Commitments and Contingencies Disclosure [Abstract]
Judgement descriprion	District Court entered an amended judgment in favor of the Golock Plaintiffs’ favor and against -the Company. In addition to the amounts awarded on June 16, the District Court awarded the Golock Plaintiffs $223,328.20 for the attorney’s fees incurred in connection with this action.	District Court entered a judgment in the Golock Plaintiffs’ favor and against the Company for: (1) $1,218,897.62 in favor of Golock, and (2) $268,211.18 in favor of DBW.